Note 31 - Earnings (Loss) per Share	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Earnings per share [text block]
31.	Earnings (loss) per share

	Year ended December 31, 2025
	Loss after tax	Weighted average number of ordinary shares outstanding	Loss per share
Basic and diluted loss per share
Loss attributable to the parent (1)	$(11,276,598)	22,250,495	$(0.51)

	Year ended December 31, 2024
	Loss after tax	Weighted average number of ordinary shares outstanding	Loss per share
Basic and diluted loss per share
Loss attributable to the parent (1)	$(64,794,616)	10,565,835	$(6.13)

	Year ended December 31, 2023
	Profit after tax	Weighted average number of ordinary shares outstanding	Earnings per share
Basic earnings per share
Profit attributable to the parent	$13,495,614	7,038,173	$1.92
Diluted earnings per share
Assumed conversion of all dilutive potential ordinary shares
Employee stock options	-	93,664
Convertible preference shares	(1,085,512)	412,685
Restricted share units	-	13,957
Profit attributable to ordinary shareholders of the parent plus assumed conversion of all dilutive potential ordinary shares	$12,410,102	7,558,479	$1.64

(1)

Warrants, employee stock options and restricted stock units were excluded from the computation of diluted loss per share for the years ended December 31, 2025 and 2024, as they were anti-dilutive. Weighted average potentially dilutive shares considered anti-dilutive and not included in computing diluted loss per share calculation for the years ended December 31, 2025 and 2024 were 254,114 and 11,647, respectively.